Leases - Disclosure of Movement of Lease Liabilities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Lease liabilities at beginning of period	SFr 2,444	SFr 3,652
Lease extension	2,414	0
Recognition of interest on lease liabilities	18	24	SFr 34
Payments	(1,231)	(1,232)	(1,232)
Lease liabilities at end of period	3,644	2,444	3,652
Current	1,206	1,217
Non-current	2,438	1,227
Lease liabilities	SFr 3,644	SFr 2,444	SFr 3,652